SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits						$ 239,927	$ 239,927
Anti-dilutive securities attributable to warrants (in shares)	49,748,569	39,259,429	50,071,823	38,432,407		43,058,865	35,919,104
Exercise price of warrants	$ 1.61		$ 1.61		$ 1.61	$ 1.61
Sale of Private Placement Warrants (in shares)	6,439		6,439		6,439	6,439
LifeSci Acquisition II Corp
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0	$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)					3,146,454
Shares subject to forfeiture	281,250		281,250		281,250
Federal depository insurance coverage	$ 250,000		$ 250,000		$ 250,000
Offering Costs					$ 1,858,498